GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Application Software: 9.2%
10,358	Intuit Inc.	$6,359,708
14,720	Microsoft Corp.	5,525,741
19,666	salesforce.com Inc.	5,277,568
		17,163,017
	Computers: 3.2%
26,651	Apple Inc.	5,919,987

	Diversified Manufacturing Operations: 9.2%
25,380	Danaher Corp.	5,202,900
10,935	Roper Industries, Inc.	6,447,057
11,151	Thermo Fisher Scientific Inc.	5,548,738
		17,198,695
	E-Commerce: 3.4%
32,931	Amazon.com Inc.*	6,265,452

	Electronic Components - Semiconductor: 9.8%
95,814	Amphenol Corp.	6,284,440
176,734	Infineon Technologies AG	5,902,346
57,587	NVIDIA Corp.	6,241,279
		18,428,065
	Enterprise Software/Services: 2.7%
12,989	Adobe Inc.*	4,981,671

	Finance - Other Services: 16.2%
42,422	Intercontinental Exchange, Inc.	7,317,795
51,675	London Stock Exchange Group PL	7,675,647
14,091	Mastercard Inc .	7,723,559
21,904	Visa Inc.	7,676,476
		30,393,477
	Internet Content: 7.2%
11,149	Meta Platforms Inc. - Class A	6,425,838
7,549	Netflix Inc.*	7,039,669
		13,465,507

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Machinery - Electric Utility: 6.6%
110,845	ABB Ltd.	$5,728,841
38,570	AMETEK Inc.	6,639,440
		12,368,281
	Medical Instrument: 7.0%
76,657	Medtronic PLC	6,888,398
115,334	Siemens Healthineers AG	6,218,934
		13,107,332

	Pharmaceutical: 2.0%
54,113	Novo Nordisk A/S	3,755,695

	Power Conversion/Supply Equipment: 3.1%
25,527	Schneider Electric SE	5,875,243

	Retail - Apparel: 4.0%
686,600	ANTA Sports Products Ltd.	7,535,591

	Semiconductor: 12.0%
33,790	Applied Materials Inc.	4,903,605
8,818	KLA-Tencor Corp.	5,994,476
74,920	Lam Research Corp.	5,446,684
37,137	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,164,742
		22,509,507
	Web Portals: 3.0%
36,484	Alphabet Inc. - A Shares*	5,641,886

	Total Common Stocks	184,609,406
	(cost $100,485,808)

	Total Investments in Securities	184,609,406
	(cost $100,485,808): 98.6%

	Other Assets less Liabilities: 1.4%	2,624,695

	Net Assets: 100.0%	$187,234,101

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company